Employee Benefits - Stocks Options Outstanding by Grant Date (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding, shares (in Shares)	31,949	31,949	41,787	46,451	58,581
Outstanding, average exercise price	$ 25.03	$ 25.03	$ 27.27	$ 27.90	$ 28.38
Exercisable, shares (in Shares)	31,949	31,949	41,787	46,451
Exercisable, average exercise price	$ 25.03	$ 25.03	$ 27.27	$ 27.90
Granted December 10, 2006 [Member]
Exercise price	$ 40.24
Outstanding, shares (in Shares)	2,625
Outstanding, contractual average life	11 months 9 days
Outstanding, average exercise price	$ 40.24
Exercisable, shares (in Shares)	2,625
Exercisable, average exercise price	$ 40.24
Granted May 16, 2007 [Member]
Exercise price	$ 37.48
Outstanding, shares (in Shares)	1,337
Outstanding, contractual average life	1 year 4 months 13 days
Outstanding, average exercise price	$ 37.48
Exercisable, shares (in Shares)	1,337
Exercisable, average exercise price	$ 37.48
Granted December 10, 2007 [Member]
Exercise price	$ 37.00
Outstanding, shares (in Shares)	1,950
Outstanding, contractual average life	1 year 11 months 9 days
Outstanding, average exercise price	$ 37.00
Exercisable, shares (in Shares)	1,950
Exercisable, average exercise price	$ 37.00
Granted January 2, 2008 [Member]
Exercise price	$ 36.25
Outstanding, shares (in Shares)	1,337
Outstanding, contractual average life	2 years
Outstanding, average exercise price	$ 36.25
Exercisable, shares (in Shares)	1,337
Exercisable, average exercise price	$ 36.25
Granted November 10, 2008 [Member]
Exercise price	$ 23.00
Outstanding, shares (in Shares)	16,500
Outstanding, contractual average life	2 years 10 months 10 days
Outstanding, average exercise price	$ 23.00
Exercisable, shares (in Shares)	16,500
Exercisable, average exercise price	$ 23.00
Granted May 9, 2011 [Member]
Exercise price	$ 17.55
Outstanding, shares (in Shares)	8,200
Outstanding, contractual average life	5 years 4 months 6 days
Outstanding, average exercise price	$ 17.55
Exercisable, shares (in Shares)	8,200
Exercisable, average exercise price	$ 17.55